Income Taxes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Effective tax statutory rate	0.34%	0.34%	0.34%	0.34%	(34.00%)	(34.00%)
Refundable tax credit	$ 47,802		$ 47,802